UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2000
                                               -----------------

Check here if Amendment (    ); Amendment Number:
                                                  -----------------
This Amendment  (Check only one.) :       (      )  is a restatement.
                                          (      )  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Harding, Loevner Management, L.P.
              ------------------------------------------
Address:      50 Division Street
              ------------------------------------------
              Suite 401
              ------------------------------------------
              Somerville, NJ  08876
              ------------------------------------------

Form 13F File Number: 28 - 4434
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         David R. Loevner
              ----------------------------------------------------------------
Title:        President of HLM Holdings, Inc., GP of Harding, Loevner
              ----------------------------------------------------------------
              Management, L.P.
              ----------------------------------------------------------------
Phone:        908-218-7900
              ----------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ David R. Loevner                  Somerville, NJ        February 2, 2001
---------------------------------     ------------------    ------------------
(Signature)                           (City, State)         (Date)

Report Type  (Check only one.):

( X ) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

(   )        13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

(   )        13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:          0
                                            ------------------------

Form 13F Information Table Entry Total:     53
                                            ------------------------

Form 13F Information Table Value Total:     $390,119,393
                                            ------------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

FORM 13F                        Report for Quarter Ended December 31, 2000
Name of Reporting Manager:  HARDING, LOEVNER MANAGEMENT, L.P.
13F File No.:  28-4434
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

        Item 1:           Item 2:     Item 3:       Item 4:       Item 5:
                                                  Fair Market    Shares or
                         Title of                 -----------  --------------
   Name Of Issuer         Class        CUSIP         Value     Principal Amt.
   --------------       ---------  -----------    -----------  --------------


AIR PRODUCTS & CHEMICALS   COM     009158 10 6      2,050,000          50,000
ALLIED CAPITAL CORP        COM     01903Q 10 8      4,547,619         217,850
AMERICAN INTERNATIONAL
GROUP                      COM     026874 10 7      5,330,457          54,082
AUTOMATIC DATA PROCESSING  COM     053015 10 3      3,247,931          51,300
BANK OF TOKYO-          SPONSORED
MITSUBISHI                 ADR     065379 10 9        150,156          15,500
BAXTER INTL INC            COM     071813 10 9      5,797,451          65,647
BELLSOUTH                  COM     079860 10 2      4,200,187         102,600
BERKSHIRE HATHAWAY         CLASS A 084670 10 8      2,627,000              37
BP AMOCO                   ADR     055622 10 4      3,140,600          65,600
BRISTOL-MEYERS SQUIBB      COM     110122 10 8      4,007,412          54,200
CANON, INC.             SPONSORED
                           ADR     138006 30 9        806,816          23,950
CHINA MOBILE HONG       SPONSORED
KONG LTD                   ADR     16941M 10 9     21,019,162         774,900
COLGATE PALMOLIVE CO.      COM     194162 10 3      4,350,670          67,400
CORNING INC.               COM     219350 10 5        422,500           8,000
DE BEERS CONS MINES LTD ADR DEFD   240253 30 2        267,500          10,000
EASTMAN KODAK              COM     277461 10 9      1,326,937          33,700
ELAN PLC                   ADR     284131 20 8     29,341,607         626,790
EMBRAER-EMPRESA            SP ADR
BRASILEIRA DE              PFD SHS 29081M 10 2     19,068,075         479,700
EMCORE CORP.               COM     290846 10 4        478,460          10,180
ENRON CORP.                COM     293561 10 6      6,633,375          79,800
EXXON MOBILE               COM     30231G 10 2      3,872,196          44,540
FEDERAL NATIONAL MTG.
ASSOC.                     COM     313586 10 9      3,105,650          35,800
GLAXO SMITHKLINE        SPONSORED
                           ADR     37733W 10 5        588,000          10,500
GRUPO TELEVISA SA DE    SPONSORED
CV                         ADR     40049J 20 6     12,993,004         289,135
HEWLETT PACKARD CO         COM     428236 10 3      2,319,844          73,500
HONEYWELL INTERNATIONAL    COM     438516 10 6      2,838,750          60,000
IMPERIAL OIL LTD ADR      COM NEW  453038 40 8     29,265,325       1,112,750
INTEL CORP                 COM     458140 10 0      2,026,750          67,000
INTERNATIONAL BUSINESS
MACHS                      COM     459200 10 1      3,699,540          43,524
JOHNSON & JOHNSON          COM     478160 10 4        210,125           2,000
LUXOTTICA GROUP ADR     SPONSORED
                           ADR     55068R 20 2     16,048,862       1,167,190
MERCK                      COM     589331 10 7        268,516           2,868
NOKIA CORP                 ADR     654902 20 4     23,041,950         529,700
NORTEL NETWORKS            COM     656568 10 2      8,853,739         276,140
ORACLE CORP                COM     68389X 10 5      3,100 969         106,700
PFIZER                     COM     717081 10 3      6,230,700         135,450
QUINTILES TRANSNATIONAL
CORP.                      COM     748767 10 0      1,457,250          69,600
ROYAL DUTCH PETE
CO ADR             NY REG GLD1.25  780257 80 4     43,054,487         710,910
ROYCE MICRO-CAP TR INC     COM     780915 10 4        568,793          65,947
SCHLUMBERGER LTD           COM     806857 10 8      5,461,330          68,320
SMARTFORCE ADR          SPONSORED
                           ADR     83170A 20 6     26,023,580         374,440
SONY CORP               SPONSORED
                           ADR     835699 30 7     36,761,437         364,200
SUMMIT BANCORPORATION      COM     866005 10 1        371,679           9,733
TAIWAN SEMICONDUCTOR    SPONSORED
                           ADR     874039 10 0        202,687          11,750
TELEFONOS de MEXICO     SPONSORED
                           ADR     879403 78 0        216,600           4,800
TEVA PHARMACEUTICAL     SPONSORED
                           ADR     881624 20 9        344,275           4,700
TYCO INTERNATIONAL         COM     902124 10 6      5,699,850         102,700
VIACOM                     CLASS B 925524 30 8      3,566,581          76,290
VODAFONE GROUP             ADR     92857W 10 0     13,481,472         376,446
WAL-MART deMEX V        SPONSORED
                           ADR     93114W 10 7     13,996,741         705,150
WELLS FARGO                COM     949746 10 1      3,959,381          71,100
WISCONSIN CENT TRANSN
CORP                       COM     976592 10 5      1,089,019          72,300
WORLDCOM INC               COM     98157D 10 6      2,092,837          68,900
WRIGLEY WM. JR. CO.        COM     982526 10 5      5,552,334          57,950
                TOTAL                             390,119,393






                                   Item 6:                  Item 7:             Item 8:
                            Investment Discretion                            Voting Auth.
                            ---------------------                            ------------
                      (a) Sole (b) Shared (c)Shared Other  Managers  (a) Sole (b) Shared (c) None
                      -------- ---------- ---------------  --------  -------- ---------- --------


AIR PRODUCTS & CHEMICALS  X                                              X
ALLIED CAPITAL CORP       X                                              X
AMERICAN INTERNATIONAL
GROUP                     X                                              X
AUTOMATIC DATA PROCESSING X                                              X
BANK OF TOKYO-
MITSUBISHI                X                                              X
BAXTER INTL INC           X                                              X
BELLSOUTH                 X                                              X
BERKSHIRE HATHAWAY        X                                              X
BP AMOCO                  X                                              X
BRISTOL-MEYERS SQUIBB     X                                              X
CANON, INC.               X                                              X
CHINA MOBILE HONG
KONG LTD                  X                                              X
COLGATE PALMOLIVE CO.     X                                              X
CORNING INC.              X                                              X
DE BEERS CONS MINES LTD   X                                              X
EASTMAN KODAK             X                                              X
ELAN PLC                  X                                              X
EMBRAER-EMPRESA
BRASILEIRA DE             X                                              X
EMCORE CORP.              X                                              X
ENRON CORP.               X                                              X
EXXON MOBILE              X                                              X
FEDERAL NATIONAL MTG.
ASSOC.                    X                                              X
GLAXO SMITHKLINE          X                                              X
GRUPO TELEVISA SA DE
CV                        X                                              X
HEWLETT PACKARD CO        X                                              X
HONEYWELL INTERNATIONAL   X                                              X
IMPERIAL OIL LTD ADR      X                                              X
INTEL CORP                X                                              X
INTERNATIONAL BUSINESS
MACHS                     X                                              X
JOHNSON & JOHNSON         X                                              X
LUXOTTICA GROUP ADR       X                                              X
MERCK                     X                                              X
NOKIA CORP                X                                              X
NORTEL NETWORKS           X                                              X
ORACLE CORP               X                                              X
PFIZER                    X                                              X
QUINTILES TRANSNATIONAL
CORP.                     X                                              X
ROYAL DUTCH PETE
CO ADR                    X                                              X
ROYCE MICRO-CAP TR INC    X                                              X
SCHLUMBERGER LTD          X                                              X
SMARTFORCE ADR            X                                              X
SONY CORP                 X                                              X
SUMMIT BANCORPORATION     X                                              X
TAIWAN SEMICONDUCTOR      X                                              X
TELEFONOS de MEXICO       X                                              X
TEVA PHARMACEUTICAL       X                                              X
TYCO INTERNATIONAL        X                                              X
VIACOM                    X                                              X
VODAFONE GROUP            X                                              X
WAL-MART deMEX V          X                                              X
WELLS FARGO               X                                              X
WISCONSIN CENT TRANSN
CORP                      X                                              X
WRIGLEY WM. JR. CO.       X                                              X
